INTANGIBLE ASSETS AND GOODWILL (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF INTANGIBLE ASSETS AND GOODWILL

	Patents	Customer Relationships	Brand	Software	Goodwill	Total
Cost
Balance at January 1, 2021	$41,931	$197,000	$-	$119,000	$2,166,563	$2,524,494
Intangible assets acquired in the Transaction	-	-	23,000	433,000	8,353,609	8,809,609
Impairment of Goodwill	-	-	-	-	(4,579,763)	(4,579,763)
Balance at December 31, 2021	$41,931	$197,000	$23,000	$552,000	$5,940,409	$6,754,340
Foreign exchange translation	-	-	(330)	(6,216)	(54,176)	(60,722)
Balance at December 31, 2021	$41,931	$197,000	$22,670	$545,784	$5,886,233	$6,693,618

Accumulated amortization
Balance at January 1, 2021	$41,931	$26,267	$-	$15,866	$-	$84,064
Change for the year	-	34,147	3,450	98,369	-	135,966
Balance at December 31, 2021	41,931	60,414	3,450	114,235	-	220,030
Change for the period	-	6,289	1,149	36,562	-	44,540
Foreign exchange translation	-	-	(65)	(1,544)	-	(1,609)
Balance at December 31, 2021	$41,931	$67,243	$4,534	$149,253	$-	$262,961
Net book value:
December 31, 2021	$-	$136,586	$19,550	$437,765	$5,940,409	$6,534,310
March 31, 2022	$-	$129,757	$18,136	$396,531	$5,886,233	$6,430,657